JPMorgan BetaBuilders U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc. *	10,609	5,599,006
Boeing Co. (The) *	108,347	23,418,121
GE Aerospace	144,705	52,103,929
General Dynamics Corp.	33,546	12,862,207
HEICO Corp.	5,830	2,077,579
HEICO Corp., Class A	10,748	2,765,245
Howmet Aerospace, Inc.	55,393	15,635,228
L3Harris Technologies, Inc.	25,743	7,132,356
Lockheed Martin Corp.	27,045	15,760,203
Northrop Grumman Corp.	19,596	10,630,438
Rocket Lab Corp. *	74,560	4,842,672
RTX Corp.	185,086	39,834,209
Textron, Inc.	24,010	2,047,093
TransDigm Group, Inc.	7,479	9,381,508
		204,089,794
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	17,597	2,954,360
FedEx Corp.	30,829	9,476,835
United Parcel Service, Inc., Class B	103,228	10,758,422
		23,189,617
Automobiles — 1.6%
Ford Motor Co.	543,113	7,972,899
General Motors Co.	124,843	11,093,549
Tesla, Inc. *	389,622	121,254,262
		140,320,710
Banks — 3.6%
Bank of America Corp.	908,582	56,286,655
Citigroup, Inc.	235,592	31,204,160
Citizens Financial Group, Inc.	58,292	4,176,622
East West Bancorp, Inc.	18,887	2,474,197
Fifth Third Bancorp	124,642	7,042,273
First Citizens BancShares, Inc., Class A	1,102	2,409,688
Huntington Bancshares, Inc.	270,721	4,613,086
JPMorgan Chase & Co. (a)	372,509	131,044,941
KeyCorp	127,610	2,882,710
M&T Bank Corp.	20,211	4,977,767
PNC Financial Services Group, Inc. (The)	55,782	13,938,248
Regions Financial Corp.	113,305	3,506,790
Truist Financial Corp.	172,090	8,921,146
US Bancorp	214,832	13,536,564
Wells Fargo & Co.	423,141	36,580,540
		323,595,387
Beverages — 1.0%
Coca-Cola Co. (The)	540,240	47,319,622
Constellation Brands, Inc., Class A	20,308	2,644,711
Keurig Dr Pepper, Inc.	186,619	5,807,583

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — continued
Monster Beverage Corp. *	94,633	9,120,728
PepsiCo, Inc.	189,296	26,418,150
		91,310,794
Biotechnology — 1.7%
AbbVie, Inc.	244,089	61,251,694
Alnylam Pharmaceuticals, Inc. *	18,375	3,776,430
Amgen, Inc.	74,314	28,622,780
Biogen, Inc. *	20,202	4,099,996
Gilead Sciences, Inc.	171,568	22,339,869
Incyte Corp. *	23,040	2,753,741
Insmed, Inc. *	29,586	2,917,179
Regeneron Pharmaceuticals, Inc.	13,892	10,594,456
Vertex Pharmaceuticals, Inc. *	35,017	16,706,611
		153,062,756
Broadline Retail — 4.4%
Amazon.com, Inc. *	1,356,634	368,434,662
Coupang, Inc. (South Korea) *	177,691	2,905,248
eBay, Inc.	61,367	6,996,452
MercadoLibre, Inc. (Brazil) *	6,507	12,219,820
		390,556,182
Building Products — 0.4%
Carrier Global Corp.	107,260	6,629,740
Johnson Controls International plc	84,509	12,394,090
Lennox International, Inc.	4,401	1,830,288
Masco Corp.	27,862	1,991,576
Trane Technologies plc	30,566	13,906,002
		36,751,696
Capital Markets — 3.1%
Ameriprise Financial, Inc.	12,015	6,558,268
Ares Management Corp., Class A	28,986	3,712,817
Bank of New York Mellon Corp. (The)	91,443	14,295,284
Blackrock, Inc.	19,181	20,914,771
Blackstone, Inc.	103,407	13,210,244
Carlyle Group, Inc. (The)	29,752	1,369,187
Charles Schwab Corp. (The)	225,760	23,758,982
CME Group, Inc.	49,751	13,322,820
Coinbase Global, Inc., Class A *	30,417	4,448,790
Goldman Sachs Group, Inc. (The)	40,801	41,550,922
Interactive Brokers Group, Inc., Class A	61,190	5,384,108
Intercontinental Exchange, Inc.	78,112	11,910,518
KKR & Co., Inc.	94,070	9,541,520
LPL Financial Holdings, Inc.	10,641	3,763,722
Moody's Corp.	20,904	10,000,055
Morgan Stanley	166,164	34,964,229
MSCI, Inc.	9,798	5,606,807
Nasdaq, Inc.	51,482	4,849,090

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Northern Trust Corp.	25,493	4,644,570
Raymond James Financial, Inc.	22,987	4,045,252
Robinhood Markets, Inc., Class A *	107,412	9,297,583
S&P Global, Inc.	41,301	17,013,121
State Street Corp.	37,000	6,813,920
T. Rowe Price Group, Inc.	29,405	3,286,009
		274,262,589
Chemicals — 0.9%
Air Products and Chemicals, Inc.	30,711	9,056,367
Corteva, Inc.	92,836	7,307,122
Dow, Inc.	99,542	3,015,127
DuPont de Nemours, Inc.	18,856	2,583,272
Ecolab, Inc.	34,871	9,681,236
International Flavors & Fragrances, Inc.	35,316	2,797,733
Linde plc	64,453	30,833,026
LyondellBasell Industries NV, Class A	35,744	2,218,988
PPG Industries, Inc.	30,773	3,401,032
Sherwin-Williams Co. (The)	32,085	10,936,172
		81,830,075
Commercial Services & Supplies — 0.4%
Cintas Corp.	47,502	9,720,334
Copart, Inc. *	116,186	3,383,336
Republic Services, Inc., Class A	27,442	5,777,913
Rollins, Inc.	43,702	1,659,365
Veralto Corp.	32,710	3,080,301
Waste Management, Inc.	51,678	11,707,651
		35,328,900
Communications Equipment — 1.3%
Arista Networks, Inc. *	142,028	25,614,750
Ciena Corp. *	19,551	7,371,705
Cisco Systems, Inc.	545,983	63,328,568
F5, Inc. *	7,569	3,047,052
Lumentum Holdings, Inc. *	10,708	7,644,869
Motorola Solutions, Inc.	23,077	10,055,803
		117,062,747
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	4,738	8,195,271
EMCOR Group, Inc.	5,854	4,668,155
Quanta Services, Inc.	20,347	13,578,774
		26,442,200
Construction Materials — 0.2%
CRH plc	92,416	8,780,444
Martin Marietta Materials, Inc.	8,351	4,385,444
Vulcan Materials Co.	17,308	4,648,410
		17,814,298

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — 0.6%
American Express Co.	74,416	25,022,380
Capital One Financial Corp.	85,863	17,946,226
SoFi Technologies, Inc. *	174,529	2,846,568
Synchrony Financial	46,533	3,526,736
		49,341,910
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	61,354	58,402,259
Dollar General Corp.	30,322	3,852,410
Dollar Tree, Inc. *	25,198	3,205,438
Kroger Co. (The)	78,333	4,522,947
Sysco Corp.	66,029	5,628,312
Target Corp.	62,735	9,064,580
Walmart, Inc.	606,108	67,399,210
		152,075,156
Containers & Packaging — 0.1%
Amcor plc	63,755	2,861,325
International Paper Co.	72,810	2,972,832
Packaging Corp. of America	12,299	3,023,586
Smurfit Westrock plc	72,459	3,330,940
		12,188,683
Distributors — 0.0% ^
Genuine Parts Co.	19,142	2,380,691
Diversified REITs — 0.0% ^
WP Carey, Inc.	30,575	2,250,320
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	967,927	22,504,303
Comcast Corp., Class A	492,603	11,802,768
Verizon Communications, Inc.	582,949	27,287,842
		61,594,913
Electric Utilities — 1.4%
Alliant Energy Corp.	35,678	2,525,289
American Electric Power Co., Inc.	75,152	9,608,183
Constellation Energy Corp.	46,861	12,312,728
Duke Energy Corp.	107,457	13,478,332
Edison International	51,249	3,760,139
Entergy Corp.	63,138	6,794,912
Evergy, Inc.	31,733	2,634,156
Eversource Energy	51,856	3,712,371
Exelon Corp.	141,482	6,482,705
FirstEnergy Corp.	75,300	3,637,743
NextEra Energy, Inc.	287,647	25,002,277
NRG Energy, Inc.	27,690	3,718,490
PG&E Corp.	302,710	5,261,100
PPL Corp.	99,539	3,504,768

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — continued
Southern Co. (The)	155,882	14,737,084
Xcel Energy, Inc.	86,303	6,748,895
		123,919,172
Electrical Equipment — 1.2%
AMETEK, Inc.	31,844	7,697,013
Bloom Energy Corp., Class A *	36,823	7,578,542
Eaton Corp. plc	53,728	22,307,866
Emerson Electric Co.	77,900	11,670,978
GE Vernova, Inc.	37,257	36,895,234
Hubbell, Inc.	6,919	3,269,573
Rockwell Automation, Inc.	15,408	7,397,073
Vertiv Holdings Co., Class A	51,790	12,510,910
		109,327,189
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	168,619	27,097,073
CDW Corp.	17,656	2,609,733
Coherent Corp. *	25,403	6,678,195
Corning, Inc.	108,529	15,004,134
Flex Ltd. *	48,258	5,489,348
Jabil, Inc.	14,419	4,542,706
Keysight Technologies, Inc. *	23,527	7,506,995
TE Connectivity plc (Switzerland)	40,554	8,341,552
Teledyne Technologies, Inc. *	6,379	4,181,881
		81,451,617
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	136,796	8,274,790
Halliburton Co.	115,665	3,730,196
SLB Ltd.	205,090	10,170,413
		22,175,399
Entertainment — 1.1%
Electronic Arts, Inc.	31,523	6,615,417
Liberty Media Corp-Liberty Formula One, Class A *	3,203	287,661
Liberty Media Corp-Liberty Formula One, Class C *	30,736	3,016,124
Live Nation Entertainment, Inc. *	19,841	3,454,913
Netflix, Inc. *	583,780	41,862,864
ROBLOX Corp., Class A *	88,946	3,166,478
Take-Two Interactive Software, Inc. *	23,628	5,739,714
Walt Disney Co. (The)	240,077	23,093,007
Warner Bros Discovery, Inc. *	329,332	8,661,431
		95,897,609
Financial Services — 3.5%
Apollo Global Management, Inc.	59,239	7,439,826
Berkshire Hathaway, Inc., Class B *	256,729	131,327,153
Block, Inc. *	73,946	6,007,373
Corpay, Inc. *	8,870	3,389,316

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Fidelity National Information Services, Inc.	71,398	3,196,488
Fiserv, Inc. *	73,163	3,946,412
Global Payments, Inc.	31,718	2,666,849
Mastercard, Inc., Class A	112,185	64,293,224
PayPal Holdings, Inc.	121,840	6,970,466
Visa, Inc., Class A	229,460	84,012,190
		313,249,297
Food Products — 0.3%
Archer-Daniels-Midland Co.	62,652	4,966,424
General Mills, Inc.	73,700	2,634,775
Hershey Co. (The)	19,703	3,449,010
Kraft Heinz Co. (The)	120,297	3,109,677
Mondelez International, Inc., Class A	179,109	11,160,282
Tyson Foods, Inc., Class A	38,756	2,246,298
		27,566,466
Gas Utilities — 0.0% ^
Atmos Energy Corp.	21,684	3,746,562
Ground Transportation — 0.8%
CSX Corp.	257,782	12,992,213
JB Hunt Transport Services, Inc.	10,359	2,815,059
Norfolk Southern Corp.	31,290	10,497,169
Old Dominion Freight Line, Inc.	25,787	5,470,454
Uber Technologies, Inc. *	271,159	19,078,747
Union Pacific Corp.	81,922	23,931,874
		74,785,516
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	240,429	25,413,345
Becton Dickinson & Co.	38,111	6,311,944
Boston Scientific Corp. *	204,330	9,548,341
Dexcom, Inc. *	53,233	4,442,294
Edwards Lifesciences Corp. *	76,708	6,602,258
GE HealthCare Technologies, Inc.	62,791	4,271,044
IDEXX Laboratories, Inc. *	10,476	5,856,817
Intuitive Surgical, Inc. *	48,779	17,235,084
Medline, Inc., Class A *	35,776	1,405,281
Medtronic plc	177,328	15,142,038
ResMed, Inc.	20,028	4,225,508
STERIS plc	13,628	3,112,635
Stryker Corp.	49,978	16,277,835
Zimmer Biomet Holdings, Inc.	26,737	2,511,406
		122,355,830
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	32,324	7,435,490
Cencora, Inc.	26,694	8,310,910
Centene Corp. *	68,217	4,244,462
Cigna Group (The)	35,180	9,816,979

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
CVS Health Corp.	174,734	18,247,472
Elevance Health, Inc.	28,924	10,870,796
HCA Healthcare, Inc.	20,814	8,379,508
Humana, Inc.	16,654	6,059,724
Labcorp Holdings, Inc.	11,393	3,522,716
McKesson Corp.	16,647	14,252,995
Quest Diagnostics, Inc.	15,355	3,577,868
UnitedHealth Group, Inc.	125,322	51,933,437
		146,652,357
Health Care REITs — 0.3%
Ventas, Inc.	63,973	5,982,115
Welltower, Inc.	97,620	22,886,033
		28,868,148
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	20,718	4,221,914
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A *	55,700	8,439,664
Booking Holdings, Inc.	106,938	20,628,340
Carnival Corp. Ltd.	176,291	4,902,653
Chipotle Mexican Grill, Inc., Class A *	176,114	6,554,963
Darden Restaurants, Inc.	15,793	3,215,139
DoorDash, Inc., Class A *	52,075	10,215,032
Expedia Group, Inc.	15,788	4,653,355
Flutter Entertainment plc *	19,547	2,042,075
Hilton Worldwide Holdings, Inc.	30,708	9,841,607
Las Vegas Sands Corp.	38,651	1,889,648
Marriott International, Inc., Class A	28,887	10,769,940
McDonald's Corp.	98,212	26,580,096
Royal Caribbean Cruises Ltd.	34,483	10,975,939
Starbucks Corp.	157,033	16,527,723
Yum! Brands, Inc.	36,968	5,666,455
		142,902,629
Household Durables — 0.2%
DR Horton, Inc.	35,197	5,035,283
Garmin Ltd.	22,361	6,569,215
Lennar Corp., Class A	29,004	2,388,479
Lennar Corp., Class B (b)	1,064	85,865
NVR, Inc. *	340	2,089,997
PulteGroup, Inc.	26,294	3,325,402
		19,494,241
Household Products — 0.7%
Church & Dwight Co., Inc.	32,776	3,238,597
Colgate-Palmolive Co.	110,664	10,103,623

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Products — continued
Kimberly-Clark Corp.	46,032	5,031,758
Procter & Gamble Co. (The)	321,345	46,431,139
		64,805,117
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	46,669	6,915,879
Industrial Conglomerates — 0.3%
3M Co.	72,086	12,707,320
Honeywell International, Inc.	43,883	10,665,763
		23,373,083
Industrial REITs — 0.2%
Prologis, Inc.	128,467	18,577,613
Insurance — 1.6%
Aflac, Inc.	62,682	7,990,701
Allstate Corp. (The)	35,844	9,465,684
American International Group, Inc.	69,667	5,474,433
Aon plc, Class A	29,697	10,707,253
Arch Capital Group Ltd. *	48,709	4,896,716
Arthur J Gallagher & Co.	35,199	8,779,335
Brown & Brown, Inc.	38,425	2,705,120
Chubb Ltd.	49,116	17,223,999
Cincinnati Financial Corp.	21,113	3,751,358
Hartford Insurance Group, Inc. (The)	37,684	5,347,736
Loews Corp.	23,184	2,689,576
Markel Group, Inc. *	1,694	3,188,684
Marsh & McLennan Cos., Inc.	64,957	12,321,693
MetLife, Inc.	74,364	7,148,611
Principal Financial Group, Inc.	29,691	3,375,867
Progressive Corp. (The)	80,802	17,083,159
Prudential Financial, Inc.	48,303	5,896,830
Travelers Cos., Inc. (The)	29,333	10,981,102
Willis Towers Watson plc	12,496	4,197,656
WR Berkley Corp.	38,055	2,760,510
		145,986,023
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	809,018	288,115,580
Alphabet, Inc., Class C	651,223	232,258,683
Meta Platforms, Inc., Class A	302,385	168,340,754
		688,715,017
IT Services — 1.0%
Accenture plc, Class A	84,995	14,102,370
Cloudflare, Inc., Class A *	43,904	12,248,338
Cognizant Technology Solutions Corp., Class A	63,317	3,504,596
CoreWeave, Inc., Class A *	40,852	2,931,948
International Business Machines Corp.	129,264	28,909,894
MongoDB, Inc., Class A *	10,739	3,624,198

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
Snowflake, Inc., Class A *	46,707	13,698,229
Twilio, Inc., Class A *	19,952	3,937,527
VeriSign, Inc.	11,219	3,253,734
		86,210,834
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	39,407	5,452,746
Danaher Corp.	89,052	17,363,359
Illumina, Inc. *	21,089	4,325,354
IQVIA Holdings, Inc. *	22,852	5,370,677
Mettler-Toledo International, Inc. *	2,803	3,969,889
Thermo Fisher Scientific, Inc.	51,393	29,515,000
Waters Corp. *	13,548	5,111,796
West Pharmaceutical Services, Inc.	9,745	3,322,655
		74,431,476
Machinery — 1.7%
Caterpillar, Inc.	63,678	51,885,471
Cummins, Inc.	18,986	12,040,921
Deere & Co.	34,484	20,437,632
Dover Corp.	18,597	3,805,318
Fortive Corp.	42,121	2,493,984
Illinois Tool Works, Inc.	39,978	11,471,687
Ingersoll Rand, Inc.	54,510	4,545,044
Otis Worldwide Corp.	52,999	3,813,278
PACCAR, Inc.	68,170	9,044,796
Parker-Hannifin Corp.	16,770	16,376,408
Snap-on, Inc.	6,892	2,828,546
Westinghouse Air Brake Technologies Corp.	23,343	6,789,545
Xylem, Inc.	32,844	3,841,763
		149,374,393
Media — 0.1%
Charter Communications, Inc., Class A * (b)	11,433	1,657,556
Fox Corp., Class A	26,603	1,549,093
Fox Corp., Class B	18,793	976,109
News Corp., Class A	50,466	1,390,843
News Corp., Class B (b)	15,401	481,589
Omnicom Group, Inc.	39,360	3,097,632
		9,152,822
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	198,541	12,434,623
Newmont Corp.	147,435	13,816,134
Nucor Corp.	31,558	8,119,558
Southern Copper Corp. (Mexico)	13,595	2,483,942
Steel Dynamics, Inc.	18,620	4,678,461
		41,532,718

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	101,092	2,296,810
Multi-Utilities — 0.6%
Ameren Corp.	38,198	4,186,883
CenterPoint Energy, Inc.	90,153	3,790,032
CMS Energy Corp.	42,615	3,067,854
Consolidated Edison, Inc.	50,925	5,543,186
Dominion Energy, Inc.	115,735	8,005,390
DTE Energy Co.	28,459	4,037,478
NiSource, Inc.	66,222	2,942,243
Public Service Enterprise Group, Inc.	68,831	5,277,961
Sempra	90,132	7,981,189
WEC Energy Group, Inc.	44,935	4,916,788
		49,749,004
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc.	28,997	7,642,739
Chevron Corp.	255,346	50,259,753
ConocoPhillips	168,272	20,273,411
Devon Energy Corp.	146,633	6,617,547
Diamondback Energy, Inc.	25,016	5,076,997
EOG Resources, Inc.	73,466	10,923,660
EQT Corp.	85,616	4,562,477
Expand Energy Corp.	32,881	3,091,801
ExxonMobil Holdings Corp. *	575,557	89,464,580
Kinder Morgan, Inc.	271,668	8,742,276
Marathon Petroleum Corp.	40,220	12,728,423
Occidental Petroleum Corp.	100,665	5,744,952
ONEOK, Inc.	85,840	7,795,130
Phillips 66	55,599	11,769,196
Targa Resources Corp.	29,428	7,956,448
Texas Pacific Land Corp.	7,982	3,213,394
Valero Energy Corp.	40,937	12,809,187
Williams Cos., Inc. (The)	167,941	12,014,499
		280,686,470
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	90,011	7,870,562
Southwest Airlines Co.	64,107	2,882,892
United Airlines Holdings, Inc. *	44,711	5,424,785
		16,178,239
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	34,139	2,864,262
Kenvue, Inc.	239,611	4,610,116
		7,474,378
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	281,305	18,372,030
Eli Lilly & Co.	110,707	127,184,630
Johnson & Johnson	332,818	85,317,894

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Merck & Co., Inc.	331,872	43,209,734
Pfizer, Inc.	783,556	19,596,736
Royalty Pharma plc, Class A	50,848	2,971,049
Zoetis, Inc.	58,125	4,492,481
		301,144,554
Professional Services — 0.4%
Automatic Data Processing, Inc.	55,615	14,819,173
Broadridge Financial Solutions, Inc.	15,926	2,451,808
Equifax, Inc.	16,422	2,834,766
Jacobs Solutions, Inc.	16,207	2,186,810
Leidos Holdings, Inc.	17,234	1,992,250
Paychex, Inc.	44,763	5,230,109
SS&C Technologies Holdings, Inc.	28,977	2,232,678
Verisk Analytics, Inc., Class A	18,135	3,533,605
		35,281,199
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	40,336	5,921,728
Residential REITs — 0.2%
AvalonBay Communities, Inc.	19,129	3,550,534
Equity Residential	46,808	3,110,392
Essex Property Trust, Inc.	8,451	2,401,267
Invitation Homes, Inc.	72,008	2,140,078
Mid-America Apartment Communities, Inc.	16,092	2,129,615
Sun Communities, Inc.	14,721	1,817,749
		15,149,635
Retail REITs — 0.2%
Kimco Realty Corp.	93,925	2,393,209
Realty Income Corp.	124,789	7,970,274
Simon Property Group, Inc.	43,579	9,995,715
		20,359,198
Semiconductors & Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc. *	224,982	107,125,179
Analog Devices, Inc.	67,502	24,800,910
Applied Materials, Inc.	109,631	55,656,370
Astera Labs, Inc. *	19,062	5,932,666
Broadcom, Inc.	643,111	250,350,250
Credo Technology Group Holding Ltd. *	22,811	4,721,649
Entegris, Inc.	21,023	2,502,788
First Solar, Inc. *	14,086	2,972,568
Intel Corp. *	600,881	54,199,466
KLA Corp.	181,240	33,134,297
Lam Research Corp.	173,488	50,835,454
Marvell Technology, Inc.	120,408	22,583,724
Microchip Technology, Inc.	74,777	5,555,183
Micron Technology, Inc.	155,437	127,929,314
Monolithic Power Systems, Inc.	6,493	9,259,213

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	3,239,552	650,339,863
NXP Semiconductors NV (Netherlands)	33,448	7,664,944
ON Semiconductor Corp. *	54,139	4,418,284
QUALCOMM, Inc.	144,895	21,387,951
Teradyne, Inc.	21,611	7,946,149
Texas Instruments, Inc.	125,585	34,628,808
		1,483,945,030
Software — 8.6%
Adobe, Inc. *	55,874	13,991,408
AppLovin Corp., Class A *	30,339	12,011,210
Autodesk, Inc. *	29,408	6,887,354
Cadence Design Systems, Inc. *	38,075	12,946,261
Circle Internet Group, Inc. *	24,889	1,558,300
Crowdstrike Holdings, Inc., Class A *	134,682	25,705,406
Datadog, Inc., Class A *	43,159	11,565,317
Fair Isaac Corp. *	3,001	3,370,033
Fortinet, Inc. *	85,963	13,921,708
Intuit, Inc.	37,050	11,710,393
Microsoft Corp.	1,026,673	477,115,477
Oracle Corp.	234,831	30,497,502
Palantir Technologies, Inc., Class A *	305,381	37,580,186
Palo Alto Networks, Inc. *	111,906	37,133,768
PTC, Inc. *	15,493	2,125,640
Roper Technologies, Inc.	13,868	5,435,840
Salesforce, Inc.	109,528	20,155,343
ServiceNow, Inc. *	142,611	15,862,622
Strategy, Inc., Class A *	45,706	4,263,456
Synopsys, Inc. *	26,428	10,274,149
Trimble, Inc. *	31,994	1,810,221
Tyler Technologies, Inc. *	5,784	1,790,726
Workday, Inc., Class A *	27,975	4,485,511
Zoom Communications, Inc., Class A *	33,133	3,183,087
Zscaler, Inc. *	14,243	2,153,542
		767,534,460
Specialized REITs — 0.7%
American Tower Corp.	64,473	11,177,039
Crown Castle, Inc.	59,832	4,565,182
Digital Realty Trust, Inc.	45,456	8,569,365
Equinix, Inc.	13,512	13,772,511
Extra Space Storage, Inc.	28,256	4,183,018
Iron Mountain, Inc.	40,795	4,990,044
Public Storage	23,210	7,523,986
SBA Communications Corp.	14,646	2,650,633
VICI Properties, Inc., Class A	143,999	3,794,374
Weyerhaeuser Co.	94,488	2,365,035
		63,591,187

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — 1.4%
AutoZone, Inc. *	2,305	6,952,456
Burlington Stores, Inc. *	8,633	3,181,088
Carvana Co., Class A *	92,531	5,770,233
Home Depot, Inc. (The)	137,438	45,623,918
Lowe's Cos., Inc.	77,399	16,084,286
O'Reilly Automotive, Inc. *	114,033	10,188,849
Ross Stores, Inc.	44,051	11,059,885
TJX Cos., Inc. (The)	153,394	24,135,012
Tractor Supply Co.	67,164	2,066,636
Ulta Beauty, Inc. *	5,978	3,065,698
		128,128,061
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	2,027,873	626,430,248
Dell Technologies, Inc., Class C	39,384	15,965,092
Everpure, Inc., Class A *	43,926	3,389,769
Hewlett Packard Enterprise Co.	183,483	8,788,836
HP, Inc.	126,178	3,440,874
NetApp, Inc.	26,258	4,687,053
Sandisk Corp. *	19,312	23,460,797
Seagate Technology Holdings plc	30,892	26,447,568
Super Micro Computer, Inc. *	77,299	2,195,292
Western Digital Corp.	47,476	25,866,824
		740,672,353
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	13,702	1,628,757
NIKE, Inc., Class B	160,783	6,706,259
		8,335,016
Tobacco — 0.6%
Altria Group, Inc.	232,243	15,869,164
Philip Morris International, Inc.	214,982	41,022,865
		56,892,029
Trading Companies & Distributors — 0.4%
Fastenal Co.	152,821	7,291,090
Ferguson Enterprises, Inc.	25,588	5,996,036
Sunbelt Rentals Holdings, Inc.	57,449	4,131,732
United Rentals, Inc.	8,613	9,295,666
Watsco, Inc.	4,827	1,492,991
WW Grainger, Inc.	6,194	8,561,471
		36,768,986
Water Utilities — 0.0% ^
American Water Works Co., Inc.	26,001	3,488,554
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	70,034	12,095,572
Total Common Stocks (Cost $6,478,354,318)		8,856,830,802

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS	VALUE($)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ *	1,730	—
Hologic, Inc., CVR ‡ *	27,917	280
Total Rights (Cost $2,044)		280
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (c) (d) (Cost $43,642,386)	43,642,386	43,642,386
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d) (Cost $454,769)	454,769	454,769
Total Short-Term Investments (Cost $44,097,155)		44,097,155
Total Investments — 99.9% (Cost $6,522,453,517)		8,900,928,237
Other Assets in Excess of Liabilities — 0.1%		7,163,544
NET ASSETS — 100.0%		8,908,091,781

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $441,601.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	125	09/18/2026	USD	47,007,813	(6,469)

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$8,856,830,802	$—	$—	$8,856,830,802
Rights	—	—	280	280
Short-Term Investments
Investment Companies	43,642,386	—	—	43,642,386
Investment of Cash Collateral from Securities Loaned	454,769	—	—	454,769
Total Short-Term Investments	44,097,155	—	—	44,097,155
Total Investments in Securities	$8,900,927,957	$—	$280	$8,900,928,237
Depreciation in Other Financial Instruments
Futures Contracts	$(6,469)	$—	$—	$(6,469)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$89,033,521	$30,363,058	$3,144,437	$630,632	$14,162,167	$131,044,941	372,509	$1,513,908	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c)	2,278,524	137,677,761	139,501,516	—	—	454,769	454,769	226,622	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (b) (c)	26,832,675	101,691,905	84,882,194	—	—	43,642,386	43,642,386	982,651	—
Total	$118,144,720	$269,732,724	$227,528,147	$630,632	$14,162,167	$175,142,096		$2,723,181	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.